Investments (Mortgage Loans by Portfolio Segment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Company-held mortgage loans held-for-investment, net
Commercial	$ 41,088	$ 40,926
Percentage of loans receivable on commercial mortgage loans	68.30%	70.90%
Agricultural	12,378	12,391
Percentage of loans receivable on agricultural mortgage loans	20.60%	21.50%
Residential	6,369	2,772
Percentage of loans receivable on residential mortgage loans	10.60%	4.80%
Subtotal	59,835	56,089
Percentage of loans receivable on subtotal	99.50%	97.20%
Valuation allowances	(305)	(322)	(347)	(481)
Percentage of loans receivable on valuation allowances	0.50%	0.60%
Subtotal mortgage loans held-for-investment, net	59,530	55,767
Percentage of loans receivable on subtotal mortgage loans held-for-investment, net	99.00%	96.60%
Residential — FVO	308	338
Percentage of residential mortgage loans - FVO	0.50%	0.60%
Commercial mortgage loans held by CSEs — FVO	280	1,598
Percentage of loans receivable on commercial mortgage loans held by consolidated securitization entities - fair value option	0.50%	2.80%
Total mortgage loans held-for-investment, net	60,118	57,703
Percentage of loans receivable on mortgage loans, at estimated fair value	100.00%	100.00%
Mortgage loans held-for-sale
Mortgage loans held-for-sale	0	3
Percentage of loans held for sale on held-for-sale, principally at estimated fair value	0.00%	0.00%
Total mortgage loans, net	$ 60,118	$ 57,706
Percentage of loans held for sale on total mortgage loans, net	100.00%	100.00%